Plant and equipment (Details) - CAD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 5,323,766
Ending balance	8,140,403	$ 5,323,766
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,950,228	1,769,807
Additions	3,337,002	4,182,422
Disposals	(2,150)	2,001
Ending balance	9,285,080	5,950,228
Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	626,462	376,124
Additions	519,469
Disposals	(1,254)
Charge for the year		250,338
Ending balance	1,144,677	626,462
Furniture and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	263,689
Ending balance	295,717	263,689
Furniture and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	494,487	290,843
Additions	69,530	203,644
Disposals	0	0
Ending balance	564,017	494,487
Furniture and equipment | Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	230,798	188,606
Additions	37,502
Disposals	0
Charge for the year		42,192
Ending balance	268,300	230,798
Computer hardware and software
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	67,714
Ending balance	98,223	67,714
Computer hardware and software | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	133,403	73,654
Additions	59,651	59,749
Disposals	(2,150)	0
Ending balance	190,904	133,403
Computer hardware and software | Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	65,689	27,147
Additions	28,246
Disposals	(1,254)
Charge for the year		38,542
Ending balance	92,681	65,689
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	172,798
Ending balance	108,055	172,798
Vehicles | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	388,049	390,050
Additions	0	0
Disposals	0	(2,001)
Ending balance	388,049	388,049
Vehicles | Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	215,251	85,764
Additions	64,743
Disposals	0
Charge for the year		129,487
Ending balance	279,994	215,251
Leasehold Improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	269,617
Ending balance	310,264	269,617
Leasehold Improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	384,341	101,200
Additions	94,970	283,141
Disposals	0	0
Ending balance	479,311	384,341
Leasehold Improvements | Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	114,724	74,607
Additions	54,323
Disposals	0
Charge for the year		40,117
Ending balance	169,047	114,724
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0
Ending balance	1,738,854	0
Right-of-use assets | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Additions	2,073,509	0
Disposals	0	0
Ending balance	2,073,509	0
Right-of-use assets | Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Additions	334,655
Disposals	0
Charge for the year		0
Ending balance	334,655	0
Production tooling and molds
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,549,948
Ending balance	5,589,290	4,549,948
Production tooling and molds | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,549,948	914,060
Additions	1,039,342	3,635,888
Disposals	0	0
Ending balance	5,589,290	4,549,948
Production tooling and molds | Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Additions	0
Disposals	0
Charge for the year		0
Ending balance	$ 0	$ 0